Long-term investment (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments
Schedule of long-term investments

	As of
	December 31,
	2023	2024
	RMB	RMB
Invenments accounted for under equity method	6,438	9,742
Invenments measured at alternative method	1,493	48,526
Total	7,931	58,268